SCHEDULE OF CONTINGENT CONSIDERATION (Details) - CAD ($)	Dec. 16, 2019	Sep. 22, 2022	Oct. 01, 2020
Consideration transferred:
Fair value of shares retained by former BYND Cannasoft shareholders (6,269,117 shares at $0.82 per share)	$ 5,140,676
Forgiveness of BYND debt	276,210
Total consideration transferred	4,864,466
Fair value of identifiable assets and liabilities acquired:
Cash	494,144
Amount receivable	1
Trade payable and other liabilities	24,069
Total net assets acquired	470,076
Trade payable and other liabilities	(24,069)
Forgiveness of BYND debt	(276,210)
Listing expenses	4,394,390
Total consideration transferred	4,864,466
Total net assets acquired	$ 470,076
Zigi Carmel Initiatives and Investments Ltd. [member]
Consideration transferred:
Total consideration transferred		$ 42,768,000
Fair value of identifiable assets and liabilities acquired:
Investments		137,811
Intangible asset		42,768,000
Shareholder loan		(137,811)
Total net assets acquired		42,768,000
Total consideration transferred		42,768,000
Total net assets acquired		$ 42,768,000
B.Y.B.Y. Investments and Promotions Ltd. [member]
Consideration transferred:
Total consideration transferred			$ 840,941
Fair value of identifiable assets and liabilities acquired:
Amount receivable			3,759
Intangible asset			850,000
Trade payable and other liabilities			12,818
Total net assets acquired			840,941
Trade payable and other liabilities			(12,818)
Total consideration transferred			840,941
Total net assets acquired			$ 840,941